Investment in Associated Companies (Additional Information - Tower) (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 05, 2016	Jul. 23, 2015	Mar. 31, 2015	Feb. 28, 2015	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Jul. 07, 2015	May 27, 2015
Disclosure of associates [line items]
Number of shares held										53,682,994
Gain from distribution of dividend in kind							[1]	$ 209,710	[1]
Proceeds from issuance of shares					$ 100,478	$ 9,468		$ 6,110
Tower Series F Bonds [Member]
Disclosure of associates [line items]
Amount converted			$ 80,000
Proportion of ownership interest			23.00%
Dilution gain			$ 32,000
Tower Series 9 Warrants [Member]
Disclosure of associates [line items]
Number of shares held											1,669,795
Tower [Member]
Disclosure of associates [line items]
Proportion of ownership interest		2.00%		29.00%
Number of shares held		1,669,795									18,030,041
Shares per share		0.335861
Fair value of distribution in kind		$ 255,000
Gain from distribution of dividend in kind		$ 210,000
Shares issued	(1,699,795)
Proceeds from issuance of shares	$ 11,400

[1]	Restated (See note 2.E and 28)